Pension and Other Benefit Programs - Contribution into Multiemployer Pension Plans and Health and Welfare Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Multiemployer Plans [Line Items]
Contribution	$ 316	$ 287	$ 293
Multi-employer Pension Plans
Multiemployer Plans [Line Items]
Contribution	144	127	126
Multiemployer Health and Welfare Plans
Multiemployer Plans [Line Items]
Contribution	$ 172	$ 160	$ 167